Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(in thousands of dollars)	2025	2024
Net assets available for benefits per the financial statements	$1,544,765	$1,671,665
Less: Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(3,815)	(7,966)
Less: Adjustment for deemed loan distribution reclassification	(6,760)	—
Less: Adjustment for benefits claims payable	(14)	—
Net assets available for benefits per Form 5500	$1,534,176	$1,663,699

The following is a reconciliation of the decrease in net assets available for benefits before transfers per the financial statements for the year ended December 31, 2025 to the Form 5500:

Year ended
December 31,
(in thousands of dollars)	2025
Decrease in net assets available for benefits before transfers per the financial statements	$(79,515)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	4,151
Adjustment for deemed loan distribution reclassification	(6,760)
Adjustment for benefits claims distributions	(14)
Decrease in net assets available for benefits before transfers per Form 5500	$(82,138)